SCOPE OF CONSOLIDATION - Acquisitions Narrative - Other (Details) € in Millions, $ in Millions		7 Months Ended	12 Months Ended
	Jun. 04, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 04, 2019 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash acquired from acquisition			$ 0	$ 3	$ 13
Münker
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 54					€ 48
Cash transferred	46					44
Cash acquired from acquisition	3
Consideration payable	5					€ 4
Goodwill recognised as of acquisition date	6
Property, plant and equipment recognised as of acquisition date	34
Identifiable intangible assets recognised as of acquisition date	11
Current assets recognised as of acquisition date	22
Revenue of acquiree since acquisition date		$ 45
Net income of acquiree since acquisition date		$ 2
Revenue of combined entity as if combination occurred at beginning of period				70,646
Net loss of combined entity as if combination occurred at beginning of period				$ (2,454)
Münker | Goodwill
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date	6
Münker | Current assets
Disclosure of detailed information about business combination [line items]
Current assets recognised as of acquisition date	$ 22